Annual Total Returns- SmartRetirement Blend 2025 Fund (I Shares) [BarChart] - I Shares - SmartRetirement Blend 2025 Fund - Class I	2013	2014	2015	2016	2017	2018	2019	2020
Total	15.33%	6.47%	(0.97%)	6.97%	15.29%	(5.98%)	18.01%	11.04%